Note 11 - Investments in Unconsolidated Entities - Summary of Reconciliation of Carrying Amounts of Investments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of unconsolidated structured entities [line items]
Opera's share of net income (loss)		$ 268	$ (2)	$ 0
OPay Digital Services Limited [member]
Disclosure of unconsolidated structured entities [line items]
Carrying amount, balance		258,300	253,300
Fair value gain on investment		36,300	5,000
Carrying amount, balance		294,600	258,300	253,300
MiniPay Fund [Member]
Disclosure of unconsolidated structured entities [line items]
Carrying amount, balance		1,248	0
Investment		2,500	1,250
Opera's share of net income (loss)	[1]	268	(2)	0
Carrying amount, balance		$ 4,016	$ 1,248	$ 0

[1]	As certain other investors in the MiniPay Fund contribute in-kind services instead of paying the asset management fee in cash, Opera’s share of the fund’s net income (loss) deviates from Opera’s ownership interest.